Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,534,979
Interest and dividends	1,023,832
Total investment income	2,558,811
Interest income on notes receivable from participants	10,920
Contributions
Participants	775,771
Employer	271,118
Rollovers	213,940
Total contributions	1,260,829
Total additions	3,830,560
Deductions
Benefits paid to participants	505,433
Administrative fees	54,322
Total deductions	559,755
Net increase	3,270,805
Beginning of year	16,591,131
End of year	$ 19,861,936